Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares Global Carbon Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 67.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.250% (A)	211,094,546	$211,094,546
TOTAL SHORT-TERM INVESTMENT (Cost $211,094,546)		211,094,546

TOTAL INVESTMENTS — 67.5% (Cost $211,094,546)		211,094,546
OTHER ASSETS LESS LIABILITIES – 32.5%		101,456,019
NET ASSETS - 100%		$312,550,565

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	402	Dec-2025	$17,654,496	$16,244,820	$(1,409,676)
CA Carbon Allowance ^	2,147	Dec-2024	88,321,968	81,263,950	(7,058,018)
Euro FX ^	1	Sep-2024	135,155	134,400	(755)
ICE ECX Emission ^	2,288	Dec-2024	184,447,179	165,448,111	(15,982,964)
ICE ECX Emission ^	200	Dec-2025	16,820,645	15,045,282	(1,502,091)
RGGI VINTAGE ^	769	Dec-2024	12,275,688	18,948,160	6,672,472
UK Emission Allowance ^	271	Dec-2024	14,827,690	15,847,272	1,061,545
			$334,482,821	$312,931,995	$(18,219,487)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of June 30, 2024.
(A)	The rate shown is the 7-day effective yield as of June 30, 2024.

See “Glossary” for abbreviations.

KRS-QH-020-0700

Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 57.0%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.250% (A)	6,499,896	$6,499,896
TOTAL SHORT-TERM INVESTMENT (Cost $6,499,896)		6,499,896

TOTAL INVESTMENTS — 57.0% (Cost $6,499,896)		6,499,896
OTHER ASSETS LESS LIABILITIES – 43.0%		4,903,916
NET ASSETS - 100%		$11,403,812

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission ^	159	Dec-2024	$12,528,224	$11,497,487	$(822,871)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of June 30, 2024.
(A)	The rate shown is the 7-day effective yield as of June 30, 2024.

See “Glossary” for abbreviations.

KRS-QH-029-0600

Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 83.2%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.250% (A)	159,234,092	$159,234,092
TOTAL SHORT-TERM INVESTMENT (Cost $159,234,092)		159,234,092

TOTAL INVESTMENTS — 83.2% (Cost $159,234,092)		159,234,092
OTHER ASSETS LESS LIABILITIES – 16.8%		32,091,527
NET ASSETS - 100%		$191,325,619

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	5,056	Dec-2024	$208,829,645	$191,369,600	$(17,460,045)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of June 30, 2024.
(A)	The rate shown is the 7-day effective yield as of June 30, 2024.

See “Glossary” for abbreviations.

KRS-QH-030-0600

Consolidated Schedule of Investments (Unaudited) June 30, 2024

KraneShares Electrification Metals Strategy ETF

	Shares	Value
SHORT-TERM INVESTMENT — 73.9%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.250% (A)	2,028,518	$2,028,518
TOTAL SHORT-TERM INVESTMENT (Cost $2,028,518)		2,028,518

TOTAL INVESTMENTS — 73.9% (Cost $2,028,518)		2,028,518
OTHER ASSETS LESS LIABILITIES – 26.1%		717,799
NET ASSETS - 100%		$2,746,317

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Aluminum ^	4	Sep-2024	$253,335	$249,350	$(3,985)
Cobalt Fastmarket ^	4	Sep-2024	115,498	113,494	(2,004)
Copper ^	8	Sep-2024	896,061	878,300	(17,761)
Lithium Lioh Come ^	17	Sep-2024	235,654	226,610	(9,044)
LME Nickel ^	5	Sep-2024	530,193	518,182	(12,011)
LME Primary Aluminum ^	5	Sep-2024	319,772	315,445	(4,327)
LME Zinc ^	6	Sep-2024	429,610	440,321	10,711
			$2,780,123	$2,741,702	$(38,421)

^	Security is held by the KraneShares Electrification Metals Strategy Subsidiary, Ltd. as of June 30, 2024.
(A)	The rate shown is the 7-day effective yield as of June 30, 2024.

See “Glossary” for abbreviations.

KRS-QH-036-0400

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 98.9% ‡
CANADA — 5.5%
Consumer Staples — 3.0%
Loblaw	677	$78,518

Industrials — 2.5%
Stantec	789	66,039

TOTAL CANADA		144,557

CHINA — 2.1%
Consumer Discretionary — 2.1%
Yum China Holdings	1,740	53,662
TOTAL CHINA		53,662

DENMARK — 4.1%
Industrials — 1.4%
Svitzer Group *	20	746
Vestas Wind Systems *	1,598	37,032
		37,778
Materials — 2.7%
Novonesis (Novozymes) B, Cl B	1,140	69,811

TOTAL DENMARK		107,589

FAROE ISLANDS — 1.5%
Consumer Staples — 1.5%
Bakkafrost	758	38,585
TOTAL FAROE ISLANDS		38,585

FINLAND — 3.3%
Energy — 1.6%
Neste	2,402	42,799

Industrials — 1.7%
Konecranes	756	42,902

TOTAL FINLAND		85,701

FRANCE — 10.5%
Consumer Discretionary — 2.5%
Sodexo	745	67,070

Industrials — 5.9%
Bureau Veritas	2,988	82,814
Cie de Saint-Gobain	910	70,826
		153,640

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Information Technology — 2.1%
Capgemini	273	$54,334

TOTAL FRANCE		275,044

ITALY — 1.8%
Industrials — 1.8%
Prysmian	742	45,981
TOTAL ITALY		45,981

JAPAN — 0.4%
Industrials — 0.4%
Nippon Yusen	400	11,642
TOTAL JAPAN		11,642

LUXEMBOURG — 2.2%
Health Care — 2.2%
Eurofins Scientific	1,178	58,771
TOTAL LUXEMBOURG		58,771

MEXICO — 2.7%
Consumer Staples — 2.7%
Arca Continental	7,100	69,853
TOTAL MEXICO		69,853

PORTUGAL — 3.0%
Consumer Staples — 3.0%
Jeronimo Martins	4,043	79,079
TOTAL PORTUGAL		79,079

SPAIN — 2.1%
Consumer Discretionary — 2.1%
Industria de Diseno Textil	1,117	55,500
TOTAL SPAIN		55,500

SWEDEN — 1.8%
Industrials — 1.8%
Alfa Laval	1,070	46,891
TOTAL SWEDEN		46,891

SWITZERLAND — 5.3%
Industrials — 2.3%
SGS	685	60,984

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Materials — 3.0%
DSM-Firmenich	683	$77,300

TOTAL SWITZERLAND		138,284

THAILAND — 2.4%
Consumer Staples — 1.3%
Thai Union Group, Cl F	82,500	33,497

Materials — 1.1%
Indorama Ventures	52,900	28,109

TOTAL THAILAND		61,606

UNITED KINGDOM — 8.0%
Consumer Staples — 2.8%
Nomad Foods	1,713	28,230
Reckitt Benckiser Group PLC	840	45,468
		73,698
Energy — 1.4%
Subsea 7	1,914	36,096

Utilities — 3.8%
SSE PLC	4,355	98,514

TOTAL UNITED KINGDOM		208,308

UNITED STATES — 42.2%
Consumer Discretionary — 3.1%
Amazon.com *	362	69,957
Sweetgreen, Cl A *	351	10,579
		80,536
Consumer Staples — 2.2%
Albertsons, Cl A	2,916	57,591

Health Care — 2.2%
Agilent Technologies	437	56,648

Industrials — 21.5%
Advanced Drainage Systems	423	67,845
Chart Industries *	439	63,365
Great Lakes Dredge & Dock *	1,549	13,600
Nordson	111	25,745
Republic Services, Cl A	419	81,428
Tetra Tech	375	76,680
Veralto	784	74,849
Waste Management	528	112,644

Schedule of Investments (Unaudited) June 30, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Xylem	332	$45,029
		561,185
Information Technology — 6.1%
Teledyne Technologies *	192	74,492
Trimble *	1,539	86,061
		160,553
Materials — 4.5%
Crown Holdings	1,124	83,614
Sealed Air	971	33,781
		117,395
Utilities — 2.6%
American Water Works	528	68,197

TOTAL UNITED STATES		1,102,105

TOTAL COMMON STOCK (Cost $2,521,539)		2,583,158

TOTAL INVESTMENTS — 98.9% (Cost $2,521,539)		2,583,158
OTHER ASSETS LESS LIABILITIES – 1.1%		29,474
NET ASSETS - 100%		$2,612,632

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-040-0200

Consolidated Schedules of Investments/Schedule of Investments (Unaudited) June 30, 2024

Glossary (abbreviations used in preceding Consolidated Schedules of Investments/Schedule of Investments):

Fund Abbreviations

Cl — Class

PLC — Public Limited Company